Consolidated Statement of Cash Flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Profit before income tax	S/ 194,353	S/ 116,141	S/ 127,112
Non-cash adjustments to reconcile profit before income tax to net cash flows
Depreciation and amortization	129,818	129,779	124,206
Finance costs	77,986	87,338	73,759
Long-term incentive plan	6,523	9,495	11,401
Provision of impairment of inventories, net	2,498	3,808	2,718
Net loss (net gain) on disposal of property, plant and equipment and intangible assets	1,846	(4,599)	(42)
Net loss (net gain) on the valuation of trading derivate financial instruments	1,491	(2,603)
Accumulated net loss due to settlement of derivative financial instruments		34,887
Allowance for expected credit losses	1,452	9,717	1,190
Adjustment as a result of physical inventories	939	1,910	2,700
Impairment on brine project			47,582
Unrealized exchange difference related to monetary transactions	(483)	(392)	185
Finance income	(2,576)	(2,367)	(5,842)
Other operating, net	728	(1,168)	234
Working capital adjustments
Increase in trade and other receivables	(23,391)	(3,416)	(31,178)
(Increase) decrease in prepayments	(4,383)	(1,728)	4,662
Increase in inventories	(97,657)	(59,637)	(31,863)
(Decrease) increase in trade and other payables	(4,220)	(6,409)	14,083
Adjustments to reconcile profit (loss)	284,924	310,756	340,907
Interest received	2,252	2,353	2,251
Interest paid	(47,155)	(55,098)	(52,346)
Income tax paid	(34,884)	(54,383)	(40,404)
Net cash flows from operating activities	205,137	203,628	250,408
Which includes cash used in discontinued operations for			(2,611)
Investing activities
Purchase of property, plant and equipment	(77,680)	(80,214)	(71,355)
Purchase of intangible assets	(5,335)	(31,052)	(6,331)
Loans granted	(1,117)
Proceeds from sale of property, plant and equipment	4,199	12,441	6,353
Proceed loans granted	354
Proceeds from sale of financial instruments designated at fair value through other comprehensive income			694
Net cash flows used in investing activities	(79,579)	(98,825)	(70,639)
Which includes cash used in investment activities of discontinued operations for			(6,410)
Financing activities
Loan received	638,281	656,845
Income from settlement of derivative financial instruments	1,458	22,789
Payment for senior note purchase		(572,060)
Paid loan	(610,999)	(16,090)
Dividends paid	(120,647)	(171,790)	(124,993)
Payment of hedge finance cost	(14,935)	(26,443)	(26,708)
Purchase of treasury shares			(34,216)
Contribution of non-controlling interests		1,405	491
Net cash flows used in financing activities	(106,842)	(105,344)	(185,426)
Net increase (decrease) in cash and cash equivalents	18,716	(541)	(5,657)
Net foreign exchange difference	483	392	(185)
Cash and cash equivalents as of January 1	49,067	49,216	80,215
Cash transferred to held assets for distribution			(34,178)
Change in cash and cash equivalents of discontinued operations			9,021
Cash and cash equivalents as of December 31	68,266	49,067	49,216
Transactions with no effect in cash flows:
Unrealized exchange difference related to monetary transactions	(483)	(392)	185
Derecognition of impaired assets		3,401
Outstanding accounts payable related to acquisition of property, plant and equipment	S/ 8,698	S/ 4,627	S/ 5,368